Derivative Instruments	12 Months Ended
Mar. 31, 2026
Derivative Instruments Disclosure [Abstract]
Derivative Instruments
14. Derivative Instruments
The Group’s derivative instruments consist of foreign currency swaps, foreign exchange forwards and non-deliverable
foreign exchange forwards. The derivative instruments are used to manage exposure to market risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through net income at each reporting date.
The following table summarizes the notional amount at inception and fair value of these instruments:

	2026			2025
	Carrying amount assets	Carrying amount liabilities	Notional amount	Carrying amount assets	Carrying amount liabilities	Notional amount
	(In million)	(In million)	(In million)	(In million)	(In million)	(In million)
Foreign currency swaps	$14.9	$3.9	$2,487.3	$2.0	$3.2	$1,452.2
Foreign currency forwards	2.1	2.0	761.3	1.1	0.6	727.0
Non-deliverable foreign exchange forwards	11.2	12.8	2,168.6	0.1	1.0	123.9

Total derivative instruments	28.2	18.7	5,417.2	3.2	4.8	2,303.1

The notional contract amounts of derivatives indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk. Since the balance sheet date all open treasury positions have been realized or settled.
Refer to “Note 18 – Fair Value Measurement” for additional information related to the fair value measurements.